LIBERTY CONNECTICUT TAX-EXEMPT FUND           SEMIANNUAL REPORT
JULY 31, 2000
[BACKGROUND GRAPHIC]

President's Message


DEAR SHAREHOLDER:

You may have noticed that your Fund has a new name. As of July 14, the names of our funds were changed to include Liberty. Rest assured, the investment objectives and strategies employed by the Fund's managers are not affected by this name change. We believe the new name better reflects that your Fund is part of Liberty Funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom -- however you define it.

Although the municipal bond markets exhibited considerable volatility during the six months ended July 31, 2000, the overall result was positive. As the Federal Reserve (the Fed) repeatedly raised key short-term interest rates -- by 0.25% in both February and March and by 0.50% in May -- two things became clear. First, the Fed was concerned that the rapidly expanding U.S. economy could trigger higher rates of inflation; and second, the Fed was determined to keep inflation firmly in hand.

At the beginning of the period, longer-term municipal bond prices rose. Prices then fell as interest rates rose. However, the Fed's persistence -- coupled with indications by the second quarter of the calendar year that the economy may be slowing -- appears to have convinced investors that inflation will not become a major obstacle to the bond market in the foreseeable future. Municipal bond prices rallied in the final two months of the period.

As always, thank you for choosing Liberty Connecticut Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.

Respectfully,


/s/ Stephen E. Gibson

Stephen E. Gibson
President
September 11, 2000




Not FDIC Insured.
May Lose Value.
No Bank Guarantee.


Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

HIGHLIGHTS



-    POSITIVE RESULTS FOR MUNICIPAL BONDS WERE BOLSTERED BY REDUCED SUPPLY

     Due partly to high tax revenues and budget surpluses, state and local governments issued fewer municipal bonds during the first six months of calendar year 2000. New bond issues were 22% below the 1999 level, and refundings of existing bonds declined nearly 70%. At the same time, higher yields prompted an increase in demand for municipal bonds. The combination of reduced supply and increased demand helped to keep prices for municipal bonds higher than they might otherwise have been.

- THE MUNICIPAL BOND YIELD CURVE FLATTENED DURING THE SIX-MONTH PERIOD Between February and July, yields for short-term municipal bonds declined slightly (0.10% to 0.20%). Meanwhile, rates for intermediate- and long-term municipals fell by as much as 0.54% as investors responded to early signs that the U.S. economy may be slowing and that inflation may not become a serious problem down the road. As yields fell, bond prices rose, and the gains were largest for bonds in the 25- to 30-year maturity range.


                     Municipal vs. Treasury Bond Performance
                                1/31/00 - 7/31/00

Lehman Brothers Municipal Bond Index
Salomon 30-Year Treasury Bond Index


[LINE GRAPH]

1/31/00  0        0
2/29/00  1.16     3.7
3/31/00  3.37     8.56
4/30/00  2.76     7.23
5/31/00  2.22     7.02
6/30/00  4.93     9.36
7/31/00  6.4      11.48


Performance of municipal bonds is illustrated by the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged index that tracks the performance of the municipal bond market. Performance of the 30-Year Treasury bond is illustrated by the Salomon 30-Year Treasury Bond Index, a broad-based, unmanaged index that tracks the performance of the 30-year-on-the-run Treasury market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.


NET ASSET VALUE PER SHARE
AS OF 7/31/00

CLASS A                 $7.55
-----------------------------
CLASS B                 $7.55
-----------------------------
CLASS C                 $7.55
-----------------------------



DISTRIBUTIONS DECLARED PER SHARE FROM 2/1/00 TO 7/31/00

CLASS A                $.185
-----------------------------
CLASS B                $.158
-----------------------------
CLASS C                $.169
-----------------------------

A portion of the Fund's income may be subject to the alternative minimum tax.

The Fund may at times purchase tax-exempt securities at a discount.

Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.


SEC yields on 7/31/00

CLASS A                 4.41%
-----------------------------
CLASS B                 3.88%
-----------------------------
CLASS C                 4.18%
-----------------------------

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 4.23% for Class A shares, 3.70% for Class B shares, and 3.70% for Class C shares.


TAXABLE-EQUIVALENT SEC YIELDS
ON 7/31/00

CLASS A                 7.65%
-----------------------------
CLASS B                 6.73%
-----------------------------
CLASS C                 7.25%
-----------------------------

Taxable-equivalent SEC yields are based on the maximum effective combined 42.3% federal and state income tax rate. This tax rate does not reflect the phaseout of exemptions or the reduction of otherwise allowable deductions which occurs when Adjusted Gross Income exceeds certain levels.

PORTFOLIO MANAGER'S REPORT


RISING LONG-TERM BOND PRICES CONTRIBUTED TO MODEST BUT SOLID GAINS FOR THE FUND

Against a backdrop of falling yields and rising prices for intermediate- and long-term municipal bonds, Class A shares of Liberty Connecticut Tax-Exempt Fund posted a total return of 6.33% without a sales charge for the six months ended July 31, 2000.

FUND SHIFTED EMPHASIS TO BETTER LONG-TERM POSITIONING

At the beginning of the period, the Fund was investing primarily in bonds that do well during periods of declining interest rates -- that is, bonds in the 10- to 20-year maturity range, bonds with long-term call protection and deep-discount securities. However, higher-than-anticipated economic growth and fears of more rapid inflation sent interest rates higher for part of the six months. To help protect the Fund from these near-term interest rate increases, we adopted temporary defensive measures while selectively investing for an environment of slower economic growth, low rates of inflation and lower interest rates.

Later in the period, we were able to reduce these defensive measures and redouble our efforts on maintaining a portfolio that could prosper in a falling interest rate environment. More specifically, we sold prerefunded bonds, short-maturity issues and bonds with shorter call protection. Such bonds generally do not appreciate as greatly as other bonds when yields are falling. We purchased a variety of bonds in the 15- to 25-year maturity range, bonds with 10 or more years of call protection (i.e., securities that can be called for redemption by the issuers not sooner than 10 years from date of issue) and noncallable bonds, to "lock in" what we believe will be viewed as attractive rates.

CONNECTICUT'S ECONOMIC GROWTH WAS POSITIVE BUT RESTRAINED BY A SHRINKING LABOR FORCE

Though positive, economic growth in Connecticut has lagged the national average. One reason is a migration of workers out of the state. The resulting labor shortage has constrained the growth of industries in Connecticut. On the plus side, the gaming industry continued to provide a stable new source of employment, and a surge in traffic at Hartford's Bradley International Airport may benefit nearby transportation and hospitality businesses. Fiscally, Connecticut has been stable and even earned a credit upgrade to Aa by Moody's Investors Service, Inc. in 1999. However, a high debt load and a desire to cut taxes will likely limit the possibility of additional upgrades anytime soon.



QUALITY BREAKDOWN AS OF 7/31/00
AAA                      52.1%
------------------------------
AA                       32.6%
------------------------------
A                         8.3%
------------------------------
BBB                       1.9%
------------------------------
BB                        1.6%
------------------------------
NONRATED                  2.5%
------------------------------
CASH EQUIVALENTS          1.0%


Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc., or Fitch Investors Service, Inc.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality breakdowns in the future.


BOUGHT

We purchased State of Connecticut general obligation bonds due in 2017 (0.95% of net assets). If interest rates fall, these 17-year bonds may provide the lion's share of the appreciation potential of comparable 25- to 30-year bonds, but they should be less volatile.

PORTFOLIO MANAGER'S REPORT


SIGNS OF A POSITIVE ENVIRONMENT FOR BONDS ARE GROWING

Our outlook for the municipal bond market has improved considerably. As the six-month period came to a close, we had already seen the first signs of more temperate U.S. economic growth, including a reduction in new housing starts and softening of retail sales. Slower growth could set the stage for lower interest rates in 12 to 15 months. The Fund is well positioned should that occur. In addition to a sizable investment in intermediate and long-term and call-protected issues, the Fund owns some discount bonds that may reap a larger-than-average benefit should interest rates fall.

Because many Connecticut residents are employed on Wall Street, a lingering stock market correction could affect the state's tax revenues and housing market. Barring that development, we look for below-average but steady economic progress for the state.


/s/Gary Swayze

GARY SWAYZE is portfolio manager of Liberty Connecticut Tax-Exempt Fund and is a senior vice president of Colonial Management Associates, Inc.

Tax-exempt investing offers current tax-free income but also involves certain risks. The value of the Fund will be affected by interest rate changes and the creditworthiness of the issues held in the Fund. The Fund's management, including risk management specialists and credit analysts, identifies problems and opportunities and reacts quickly to market changes.


[Line Graph]

TOP FIVE SECTOR BREAKDOWNS
7/31/00 VS. 1/31/00

                                 2/31/00    1/31/00
                                 -------    -------
Local General Obligations         22.8       21.1
State General Obligations         11.2       12.1
Education                          9.3        6.6
Single Family                      9.0        8.7
Hospital                           8.8        9.9


Sector breakdowns are calculated as a percentage of net assets, including short-term obligations.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these sector breakdowns in the future.




SOLD

One goal during the period was to lengthen the Fund's duration, so we sold State of Connecticut Clean Water Fund revenue bonds due in 2012. Though they were highly rated and had a 6.125% coupon, they had been prerefunded. In a prerefunding, Treasury bonds are purchased and, when they mature, the proceeds are used to pay the principal due on the original municipal bonds at an early call date. Prerefunding effectively shortens the time until final payment or maturity for the original bonds to just a few years.

PERFORMANCE INFORMATION


AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/00

SHARE CLASS                    A                           B                            C
INCEPTION                   11/1/91                      6/8/92                       8/1/97
                    WITHOUT       WITH SALES      WITHOUT      WITH SALES      WITHOUT      WITH SALES
                 SALES CHARGE      CHARGE       SALES CHARGE     CHARGE      SALES CHARGE     CHARGE
6-MONTH
(CUMULATIVE)         6.33%          1.28%          5.94%           .94%          6.10%          5.10%
1 YEAR               4.18          (0.77)          3.40          (1.56)          3.71           2.72
5 YEARS              5.98           4.95           5.19           4.86           5.68           5.68
LIFE                 6.26           5.67           5.52           5.52           6.09           6.09



AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/00

SHARE CLASS                  A                            B                          C
                    WITHOUT     WITH SALES      WITHOUT     WITH SALES      WITHOUT     WITH SALES
                 SALES CHARGE     CHARGE     SALES CHARGE     CHARGE     SALES CHARGE     CHARGE
6-MONTH
(CUMULATIVE)         4.23%        (0.72)%        3.82%        (1.18)%        3.98%         2.98%
1 YEAR               2.93         (1.96)         2.16         (2.74)         2.46          1.49
5 YEARS              5.71          4.68          4.92          4.59          5.42          5.42
LIFE                 6.12          5.53          5.39          5.39          5.96          5.96


Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer classes would have been lower.

INVESTMENT PORTFOLIO


July 31, 2000 (Unaudited)
(In thousands)

MUNICIPAL BONDS - 98.2%                                      PAR          VALUE
--------------------------------------------------------------------------------
EDUCATION - 9.8%
EDUCATION - 9.3%
State Health & Educational Facilities Authority:
  Hopkins School, Series 1998 A,
    4.750% 7/1/23                                          $ 1,385       $ 1,216
  Quinnipiac College, Series 1998 E,
    4.700% 7/1/15                                            1,250         1,135
  St. Joseph College, Series 1999 A:
    5.250% 7/1/13                                              450           441
    5.250% 7/1/14                                              475           460
  State University,
    5.250% 11/1/17                                           2,500         2,442
  Trinity College, Series 1998 F,
    5.500% 7/1/21                                            2,000         2,007
  Yale-New Haven Hospital,
  Series 2000 D-1,
    5.750% 7/1/30                                            1,000         1,013
University of Connecticut,
  Series 2000 A,
    5.750% 11/15/29                                          2,000         2,018
Yale University,
   Series 1992, IFRN (variable rate), 7.244% 6/10/30         2,500         2,503
                                                                         -------
                                                                          13,235
                                                                         -------

STUDENT LOAN - 0.5%
State Higher Education Supplemental
  Loan Authority, Series 1991A,
    7.200% 11/15/10                                            645           670
                                                                         -------
--------------------------------------------------------------------------------
HEALTHCARE - 14.0%
HOSPITAL - 8.8%
State Health & Educational Facilities Authority:
  Bridgeport Hospital, Series A,
    6.500% 7/1/12                                            1,000         1,038
  Hospital for Special Care, Series B,
    5.375% 7/1/17                                            1,500         1,250
  Norwalk Hospital, Series D,
    6.250% 7/1/12                                            1,750         1,837
  St. Francis Hospital & Medical Center,
  Series B,
    6.125% 7/1/10                                            1,000         1,040
  St. Raphael Hospital:
  Series E,
    6.750% 7/1/13                                            1,400         1,452
  Series 1992 F,
    6.200% 7/1/14                                              750           781
  Series 1992 G,
    6.200% 7/1/14                                              225           234
  Series 1993 H,
    5.250% 7/1/09                                            2,000         2,053



                                                           Par             Value
--------------------------------------------------------------------------------
State Health & Educational
  Facilities Authority Revenue:
  Catholic Health East, Series 1999 F,
    5.750% 11/15/29                                      $ 1,000         $   982
  Danbury Hospital, Series 1991 E,
    6.500% 7/1/14                                            230             238
Yale-New Haven Hospital:
  Series G,
    6.500% 7/1/12                                            500             521
  Series 1996 H,
    5.500% 7/1/13                                          1,000           1,016
                                                                         -------
                                                                          12,442
                                                                         -------

INTERMEDIATE CARE FACILITIES - 0.4%
State Housing Financing Authority
  Special Obligatory Group Home,
    5.850% 6/15/30                                           500             500
                                                                         -------

NURSING HOME - 4.8%
State Development Authority:
  Clintonville Manor Realty, Inc.,
  Series 1992,
    6.750% 6/20/21                                         1,490           1,507
  Duncaster, Inc. Project,
  Series 1992:
    6.700% 9/1/07                                            250             264
    6.750% 9/1/15                                          1,250           1,325
Mary Wade Home, Series 1999 A,
    6.375% 12/1/18                                         1,000             969
State Health & Educational Facilities
  Authority:
  Noble Horizons Project, Series 1993,
    5.875% 11/1/12                                           640             649
  Pope John Paul II Center for Health,
    6.250% 11/1/13                                         2,000           2,102
                                                                         -------
                                                                           6,816
                                                                         -------

--------------------------------------------------------------------------------
HOUSING - 11.8%
MULTI-FAMILY - 2.8%
Greenwich Housing Authority, Greenwich
  Close Apartments, Series 1997 A,                           750             692
    6.350% 9/1/27
New Britain Housing Authority,
  Nathan Hale Apartments:
  Series 1992 A,
    6.500% 7/1/02                                             50              51
  Series 1992 B,
    6.875% 7/1/24                                          2,590           2,670
Waterbury Nonprofit Housing Corp.,
  Fairmont Heights, Series 1993 A,
    6.500% 1/1/26                                            600             611
                                                                         -------
                                                                           4,024
                                                                         -------


See notes to investment portfolio.

July 31, 2000 (Unaudited)
(In thousands)

MUNICIPAL BONDS (CONTINUED)                                 PAR           VALUE
--------------------------------------------------------------------------------
HOUSING (CONTINUED)
SINGLE FAMILY - 9.0%
State Housing Financing Authority:
  Series 1990 B4,
    7.300% 11/15/03                                      $     5         $     5
  Series 1991 C,
    6.600% 11/15/23                                        1,415           1,463
  Series 1991 C1,
    6.450% 11/15/11                                        1,325           1,363
  Series 1991 C2,
    6.700% 11/15/22                                           30              31
  Series 1992 B,
    6.700% 11/15/12                                        2,215           2,312
  Series 1993 B:
    5.650% 5/15/06                                           550             564
    6.200% 5/15/12                                         5,000           5,156
State Housing Financing
  Authority Revenue, Series C1,
    6.350% 5/15/17                                           930             941
Health & Educational Facilities
  Authority, Series D-2,
    5.600% 11/15/21                                        1,000             951
                                                                         -------
                                                                          12,786
                                                                         -------

--------------------------------------------------------------------------------
INDUSTRIAL - 2.1%
FOREST PRODUCTS - 0.6%
Sprague, International Paper Co. Project,
  Series A,
    5.700% 10/1/21                                         1,000             916
                                                                         -------

MANUFACTURING - 1.5%
State Development Authority,
  Pfizer, Inc. Project, Series 1994,
    7.000% 7/1/25                                          2,000           2,193
                                                                         -------

--------------------------------------------------------------------------------
OTHER - 0.1%
REFUNDED/ESCROWED (a)
State Health & Educational Facilities
  Authority, Lutheran General Health
  Care System, Series 1989,
    7.250% 7/1/04                                            100             105
                                                                         -------
--------------------------------------------------------------------------------
RESOURCE RECOVERY - 4.0%
DISPOSAL - 2.0%
State Development Authority, Sewer
  Sludge Disposal Facilities Revenue:
  New Haven Residuals, Series 1996,
    8.250% 12/1/06                                         1,130           1,229


  Netco-Waterbury Ltd., Series 1995,
    9.375% 6/1/16                                         $1,300          $1,552
                                                                         -------
                                                                           2,781
                                                                         -------

RESOURCE RECOVERY - 2.0%
Bristol Resource Recovery Facility
  Operation Committee, Ogden
  Martin Systems, Inc., Series 1995,
    6.500% 7/1/14                                          1,500           1,541
State Resource Recovery Authority,
  American Re-Fuel Co., Series 1992 A,
    6.450% 11/15/22                                        1,425           1,352
                                                                         -------
                                                                           2,893
                                                                         -------

--------------------------------------------------------------------------------
TAX-BACKED - 46.1%
LOCAL GENERAL OBLIGATIONS - 22.8%
Bethel,
    6.500% 2/15/09                                         1,220           1,368
Bridgeport:
  Series A,
    6.250% 03/01/12 (b)                                    2,465           2,729
  Series 1996 A,
    6.500% 09/01/08 (b)                                    3,000           3,323
Danbury:
  Series 1992,
    5.625% 8/15/11                                           690             732
  Series 1994:
    4.500% 2/1/12                                          1,280           1,205
    4.500% 2/1/13                                          1,280           1,192
Darien,
  Series 1999,
    4.500% 8/1/18                                            500             436
East Haddam,
  Series 1991,
    6.300% 6/15/09                                           260             269
Farmington,
  Series 1993:
    5.700% 1/15/12                                           590             626
    5.700% 1/15/13                                           570             602
Granby,
  Series 1993:
    6.500% 4/1/09                                            200             224
    6.550% 4/1/10                                            175             198
Griswold,
  Series 1992,
    6.000% 4/15/09                                           410             427
Hamden,
  Series 1992:
    6.000% 10/1/11                                           425             441
    6.000% 10/1/12                                           425             443

See notes to investment portfolio.

July 31, 2000 (Unaudited)
(In thousands)



MUNICIPAL BONDS (CONTINUED)                                 PAR            VALUE
--------------------------------------------------------------------------------
Hartford:
    5.625% 2/1/11                                         $  600          $  632
    5.625% 2/1/12                                            600             630
    5.625% 2/1/13                                            600             627
Hartford County Metropolitan District:
  Series 1991,
    6.200% 11/15/10                                          220             245
  Series 1993:
    5.200% 12/1/12                                           600             611
    5.200% 12/1/13                                           500             506
Montville,
  Series 1993,
    6.300% 3/1/12                                            335             372
New Britain:
  Series 1992,
    6.000% 2/1/08                                            400             431
  Series 1993 A,
    6.000% 10/1/12                                         2,000           2,177
  Series 1993 B,
    6.000% 3/1/12                                          1,000           1,085
North Branford:
    6.200% 2/15/11                                           195             201
    6.200% 2/15/12                                           225             231
Norwich,
  Series 1994:
    5.750% 9/15/13                                           875             901
    5.750% 9/15/14                                           870             891
Plainfield,
  Series 1992,
    6.375% 8/1/11                                            500             525
PR Commonwealth of Puerto Rico
  Municipal Finance Agency,
  Series 1999 A,
    5.500% 08/01/23 (b)                                      350             350
Somers:
    6.000% 1/15/11                                           125             128
    6.250% 1/15/08                                           270             277
South Windsor,
  Series 1992,
    6.200% 9/1/10                                            495             514
Stamford:
  Series 1992,
    6.125% 11/01/11 (b)                                    1,050           1,106
  Series 1995,
    5.250% 3/15/14                                         2,160           2,164
State Regional School District:
  No. 5:
  Series 1992,
    6.300% 3/1/10                                            400             419
  Series 1993,
    5.600% 2/15/12                                           150             155


                                                            Par           Value
--------------------------------------------------------------------------------
  No. 14, Series 1991,
    6.100% 12/15/06                                      $   285         $   307
Torrington,
  Series 1992,
    6.400% 5/15/10                                           750             785
Vernon,
  Series 1988,
    7.100% 10/15/03                                          250             269
West Haven,
  Series 1993 B,
    5.400% 6/1/10                                            705             730
Westbrook,
  Series 1992:
    6.300% 3/15/12                                           265             295
    6.400% 3/15/09                                           630             703
                                                                         -------
                                                                          32,482
                                                                         -------

SPECIAL NON-PROPERTY TAX - 5.8%
PR Commonwealth of Puerto Rico,
  Highway & Transportation Authority,
  Series W,
    5.500% 7/1/09                                          1,110           1,180
PR Public Building Authority,
  Series B,
    5.000% 7/1/13                                          1,000             999
State Special Tax Obligatory Revenue,
  Series 1992 B
    6.125% 9/1/12                                          5,500           6,030
                                                                         -------
                                                                           8,209
                                                                         -------

STATE APPROPRIATED - 6.3%
PR Commonwealth of Puerto Rico,
  Public Building Authority,
  Series 1993 M,
    5.700% 7/1/16                                          3,300           3,354
State Certificates of Participation,
  Middletown Courthouse Project:
    6.250% 12/15/09                                        1,685           1,758
    6.250% 12/15/13                                          850             887
State Development Authority,
  Series 1993-A,
    5.250% 11/15/11                                          750             761
State Health & Educational Facilities
  Authority, American Health
  Foundation/Windsor Project,
    7.125% 11/1/24                                         2,000           2,220
                                                                         -------
                                                                           8,980
                                                                         -------

STATE GENERAL OBLIGATIONS - 11.2%
PR Commonwealth of Puerto Rico,
  Aqueduct & Sewer Authority, Series 1995,
    6.000% 07/01/07 (b)                                    2,750           2,988



See notes to investment portfolio.

July 31, 2000 (Unaudited)
(In thousands)

MUNICIPAL BONDS (CONTINUED)                                PAR             VALUE
--------------------------------------------------------------------------------
PR Highway & Transportation Authority,
  Series X,
    5.500% 7/1/13                                        $ 3,000         $ 3,141
State:
  Series 1990 B,
    (c) 11/15/10                                           1,450             858
  Series 1993 B,
    5.400% 9/15/09                                         3,000           3,136
State:
  Series 1995 B,
    5.375% 10/1/15                                         1,000           1,004
  Series 1998 C,
    4.500% 10/15/16                                        1,000             882
  Series 1999 A-5,
    5.000% 6/15/18                                         1,250           1,182
  Series 1999 B-2,
    5.875% 11/01/15 (b)                                    1,250           1,313
  Series 2000 B,
    5.875% 6/15/17                                         1,300           1,349
                                                                         -------
                                                                          15,853
                                                                         -------

--------------------------------------------------------------------------------
TRANSPORTATION - 1.4%
AIRPORT
Bradley International Airport,
  Series 2000 A:
    6.500% 7/1/18                                          1,000           1,019
    6.600% 7/1/24                                          1,000           1,016
                                                                         -------
                                                                           2,035
                                                                         -------

--------------------------------------------------------------------------------
UTILITY - 8.9%
INDEPENDENT POWER PRODUCER - 0.4%
PR Commonwealth of Puerto Rico
  Industrial, Educational, Medical &
  Environmental Cogeneration Facilities,
  AES Project, Series 2000,
    6.625% 6/1/26                                            500             516
                                                                         -------
INVESTOR OWNED - 0.6%
State Development Authority,
  Connecticut Light & Power Co.,
  Series 1993 B,
    5.950% 9/1/28                                          1,000             888
                                                                         -------
MUNICIPAL ELECTRIC - 0.9%
PR Puerto Rico Electric Power Authority,
  Series 1998 EE,
    4.500% 7/1/18                                          1,500           1,318
                                                                         -------
WATER & SEWER - 7.0%
South Central Regional Water Authority:
  Series 11,
    5.750% 8/1/12                                          2,000           2,055


                                                            Par           Value

--------------------------------------------------------------------------------
  Series 1999 15-A,
    5.125% 8/1/29 (b)                                   $  4,000        $  3,697
State Clean Water Fund:
  Series 1991,
    7.000% 1/1/11                                          1,850           1,907
  Series 1992,
    6.125% 2/1/12                                            150             157
  Series 1993,
    5.875% 4/1/09                                          1,000           1,077
  Series 1999,
    5.125% 9/1/15                                          1,000             982
                                                                        --------
                                                                           9,875
                                                                        --------

TOTAL MUNICIPAL BONDS
(cost of $134,500)(d)                                                    139,517
                                                                        --------
SHORT TERM OBLIGATIONS - 1.0%
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (e)
IA State Higher Education Loan Authority,
  St. Ambrose University, Series 1999,
    4.300% 10/1/09                                           100             100
IL Galesburg, Knox College, Series 1999,
    4.250% 7/1/24                                            500             500
IN Marion County,
  Indiana Wesleyan University, Series 2000,
    4.550% 6/1/30                                            700             700
MO State Environmental Improvement &
  Energy Resource Authority,
  Monsanto Co., Series 1993,
    4.250% 6/1/23                                            100             100
TOTAL SHORT-TERM OBLIGATIONS                                               1,400
                                                                        --------
OTHER ASSETS & LIABILITIES, NET - 0.8%                                     1,127
                                                                        --------
NET ASSETS - 100.0%                                                     $142,044
                                                                        --------

NOTES TO INVESTMENT PORTFOLIO:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

(b) These securities, or a portion thereof, with a total market value of $137, are being used to collateralize the open futures contracts listed below.

(c)  Zero coupon bond.

(d)  Cost for federal income tax purposes is the same.

(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 2000.

Long futures contracts open at July 31, 2000:

                      Par value                                      Unrealized
                       covered               Expiration             appreciation
    Type             by contracts              month                  at 7/31/00
--------------------------------------------------------------------------------
Municipal Bond        $13,500                September                    $902
Treasury Note           2,200                September                      74
                                                                          $976

              Acronym                    Name
              -------                    ----
               IFRN           Inverse Floating Rate Note




See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $134,500)                                 $139,517
Short-term obligations                                                  1,400
                                                                    ---------
                                                                      140,917
                                                                    ---------
Receivable for:
  Interest                                               $  1,902
  Fund shares sold                                             40
  Expense reimbursement due from
    Advisor                                                    20
  Variation margin on futures contracts                         5
Other                                                          29       1,996
                                                         --------   ---------
  Total Assets                                                        142,913
                                                                    ---------

LIABILITIES
Payable for:
  Investments purchased                                       503
  Distributions                                               190
  Fund shares repurchased                                      51
Accrued:
  Management fee                                               59
  Bookkeeping fee                                               5
  Transfer agent fee                                           26
  Deferred Trustees' fees                                       5
Other                                                          30
                                                          -------
  Total Liabilities                                                       869
                                                                    ---------

NET ASSETS                                                          $ 142,044
                                                                    =========
Net asset value & redemption price per share                               --
  Class A ($67,942/8,998)                                           $    7.55(a)
                                                                    =========
Maximum offering price per share --
  Class A ($7.55/0.9525)                                            $    7.93(b)
                                                                    =========
Net asset value & offering price per share --
  Class B ($70,824/9,386)                                           $    7.55(a)
                                                                    =========
Net asset value & offering price per share --
  Class C ($3,278/434)                                              $    7.55(a)
                                                                    =========

COMPOSITION OF NET ASSETS
Capital paid in                                                     $ 141,178
Overdistributed net investment income                                    (175)
Accumulated net realized loss                                          (4,952)
Net unrealized appreciation on:
  Investments                                                           5,017
  Open futures contracts                                                  976
                                                                    ---------
                                                                    $ 142,044
                                                                    =========











(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.


STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 2000
(In thousands)



INVESTMENT INCOME
Interest                                                                 $ 4,158

EXPENSES
Management fee                                      $   357
Service fee                                             137
Distribution fee -- Class B                             277
Distribution fee -- Class C                              11
Transfer agent fee                                      108
Bookkeeping fee                                          30
Trustees' fees                                            7
Audit fee                                                20
Legal fee                                                 4
Custodian fee                                             2
Registration fee                                          9
Reports to shareholders                                  11
Other                                                     6
                                                       ----
Total expenses                                          979
Fees waived by the Advisor                             (124)
Fees waived by the Distributor -- Class C                (5)
Custodian credits earned                                 (2)                 848
                                                       ----               ------
Net Investment Income                                                      3,310
                                                                          ======

NET REALIZED & UNREALIZED GAIN (LOSS)
ON PORTFOLIO POSITIONS

Net realized gain
(loss) on:
  Investments                                           372
  Closed futures contracts                             (274)
                                                      -----
    Net Realized Gain                                                         98
Net change in unrealized
  appreciation/depreciation
  during the period on:
  Investments                                         3,985
  Open futures contracts                              1,159
                                                      -----
Net Change in Unrealized
  Appreciation/Depreciation                                                5,144
                                                                          ------
    Net Gain                                                               5,242
                                                                          ------
Increase in Net Assets from Operations                                    $8,552
                                                                          ======

(a) Rounds to less than one




See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

(In thousands)



                                                    (UNAUDITED)
                                                    SIX MONTHS       YEAR ENDED
                                                   ENDED JULY 31,    JANUARY 31,
                                                   --------------    -----------
INCREASE (DECREASE) IN NET ASSETS                       2000            2000
--------------------------------------------------------------------------------
Operations:
Net investment income                               $   3,310       $   7,227
Net realized gain                                          98              54
Net change in unrealized
  appreciation/depreciation                             5,144         (14,390)
                                                    ---------       ---------
  Net Increase (Decrease)
    from Operations                                     8,552          (7,109)

Distributions:
From net investment income -- Class A                  (1,653)         (3,696)
From net investment income -- Class B                  (1,574)         (3,410)
From net investment income -- Class C                     (69)           (112)
                                                    ---------       ---------
                                                        5,256         (14,327)
                                                    ---------       ---------

Fund Share Transactions:
Receipts for shares sold -- Class A                     4,891           4,861
Value of distributions reinvested -- Class A              890           2,122
Cost of shares repurchased -- Class A                  (6,648)        (17,038)
                                                    ---------       ---------
                                                         (867)        (10,055)
                                                    ---------       ---------
Receipts for shares sold -- Class B                     1,611          11,545
Value of distributions reinvested -- Class B              943           2,091
Cost of shares repurchased -- Class B                 (10,658)        (17,985)
                                                    ---------       ---------
                                                       (8,104)         (4,349)
                                                    ---------       ---------
Receipts for shares sold -- Class C                       543           2,664
Value of distributions reinvested -- Class C               52              80
Cost of shares repurchased -- Class C                    (198)         (1,087)
                                                    ---------       ---------
                                                          397           1,657
                                                    ---------       ---------
Net Decrease from Fund
  Share Transactions                                   (8,574)        (12,747)
                                                    ---------       ---------
  Total Decrease                                       (3,318)        (27,074)

Net Assets
Beginning of period                                   145,362         172,436
                                                    ---------       ---------
End of period (net of overdistributed
  net investment income of
  $175 and $189, respectively)                      $ 142,044       $ 145,362
                                                    =========       =========


                                                    (UNAUDITED)        YEAR
                                                    SIX MONTHS         ENDED
                                                   ENDED JULY 31,    JANUARY 31,
                                                   --------------    -----------
NUMBER OF FUND SHARES                                   2000            2000
--------------------------------------------------------------------------------
Sold -- Class A                                          658            638
Issued for distributions reinvested -- Class A           120            280
Repurchased -- Class A                                  (897)        (2,267)
                                                      ------         ------
                                                        (119)        (1,349)
                                                      ------         ------
Sold -- Class B                                          218          1,511
Issued for distributions reinvested -- Class B           128            276
Repurchased -- Class B                                (1,437)        (2,378)
                                                      ------         ------
                                                      (1,091)          (591)
                                                      ------         ------
Sold -- Class C                                           73            346
Issued for distributions reinvested -- Class C             7             11
Repurchased -- Class C                                   (27)          (144)
                                                      ------         ------
                                                          53            213
                                                      ------         ------




See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS



July 31, 2000 (Unaudited)



NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Liberty Connecticut Tax-Exempt Fund (formerly Colonial Connecticut Tax-Exempt Fund) (the Fund), a series of Liberty Funds Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES

ORGANIZATION:

The Fund is a non-diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Connecticut state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor), is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's

July 31, 2000 (Unaudited)

pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

AVERAGE NET ASSETS                            ANNUAL FEE RATE
--------------------------------------------------------------------------------
First $2 billion                                    0.50%
Over $2 billion                                     0.45%

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.07% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor) a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended July 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $7,652 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $90,898 and $65 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% of the net assets attributable to shares issued prior to November 30, 1994 and (2)0.25% on net assets attributable to shares issues thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% rates. For the six months ended July 31, 2000, the Fund's service fee was 0.19% (annualized).

The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75 annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which custodian fees were reduced by balance credits of $1,900 applied during the six months ended July 31, 2000. The Fund could have reinvested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended July 31, 2000, purchases and sales of investments, other than short-term obligations, were $9,046,860, and $14,535,207, respectively.

Unrealized appreciation (depreciation) at July 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation                  $6,401,181
Gross unrealized depreciation                  (1,384,471)
                                               ----------
  Net unrealized appreciation                  $5,016,710
                                               ==========


CAPITAL LOSS CARRYFORWARDS:

At January 31, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

     Year of expiration         Capital loss carryforward
---------------------------------------------------------
            2003                        $ 554,000
            2004                        2,209,000
            2008                          788,000
                                       ----------
                                       $3,551,000
                                       ==========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or

July 31, 2000 (Unaudited)


the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended July 31, 2000.

FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:



                                                                                                         (UNAUDITED)
                                                                                               SIX MONTHS ENDED JULY 31, 2000
                                                                                               ------------------------------
                                                                                              CLASS A      CLASS B      CLASS C
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                         $  7.280     $   7.280     $  7.280
                                                                                             --------     ---------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                                                                    0.185         0.158        0.169(c)
Net realized and unrealized gain                                                                0.270         0.270        0.270
                                                                                             --------     ---------     --------
  Total from Investment Operations                                                              0.455         0.428        0.439
                                                                                             --------     ---------     --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                     (0.185)       (0.158)      (0.169)
                                                                                             --------     ---------     --------
NET ASSET VALUE, END OF PERIOD                                                               $  7.550     $   7.550     $  7.550
                                                                                             ========     =========     ========
Total return (d)(e)(f)                                                                          6.33%         5.94%        6.10%(g)
                                                                                             ========     =========     ========
RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                                                                 0.78%         1.53%        1.23%(c)
Net investment income (g)(h)                                                                    5.05%         4.30%        4.60%(c)
Fees and expenses waived or borne by the Advisor (g)(h)                                         0.17%         0.17%        0.17%
Portfolio turnover (f)                                                                             6%            6%           6%
Net assets at end of period (000)                                                            $ 67,942     $  70,824     $  3,278

(a)  Net of fees and expenses waived or borne by the Advisor which amounted to:              $  0.006     $   0.006     $  0.006

(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(c) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30% (annualized).

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h)  Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:



                                                                                   YEARS ENDED JANUARY 31,
                                                            ----------------------------------------------------------------------
                                                                           2000                                 1999
                                                            ---------------------------------    ---------------------------------
                                                            CLASS A      CLASS B      CLASS C      CLASS A     CLASS B     CLASS C
                                                            ----------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                      $   7.950    $   7.950    $   7.950    $  7.830      $7.830     $ 7.830
                                                          ---------    ---------    ---------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                                  0.368        0.310        0.333(c)    0.369       0.308       0.333(d)
Net realized and unrealized gain (loss)                      (0.670)      (0.670)      (0.670)      0.129       0.129       0.129
                                                          ---------    ---------    ---------     -------     -------     -------
Total from Investment Operations                             (0.302)      (0.360)      (0.337)      0.498       0.437       0.462
                                                          ---------    ---------    ---------     -------     -------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                   (0.368)      (0.310)      (0.333)     (0.368)     (0.309)     (0.333)
In excess of net investment income                          --           --           --           (0.010)     (0.008)     (0.009)
                                                          ---------    ---------    ---------     -------     -------     -------
  Total Distributions
  Declared to Shareholders                                   (0.368)      (0.310)      (0.333)     (0.378)     (0.317)     (0.342)
NET ASSET VALUE, END OF PERIOD                            $   7.280    $   7.280    $   7.280    $  7.950    $  7.950     $ 7.950
                                                          =========    =========    =========    ========    ========     =======
Total return (e)(f)                                           (3.87)%      (4.59)%      (4.31)%     6.54%       5.73%       6.05%
                                                          =========    =========    =========    ========    ========     =======
RATIOS TO AVERAGE NET ASSETS
Expenses (g)                                                  0.78%        1.53%        1.23%(c)    0.77%       1.52%       1.22%(d)
Net investment income (g)                                     4.84%        4.09%        4.39%(c)    4.69%       3.94%       4.24%(d)
Fees and expenses waived or borne by the Advisor (g)          0.15%        0.15%        0.15%       0.14%       0.14%       0.14%
Portfolio turnover                                               9%           9%           9%          6%          6%          6%
Net assets at end of period (000)                         $  66,348    $  76,246    $   2,768     $83,156     $87,947     $ 1,333

(a)   Net of fees and expenses waived or borne by the
      Advisor which amounted to:                          $   0.011    $   0.011    $   0.011     $ 0.011     $ 0.011     $ 0.011

(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(c) Net of fees waived by the Distributor which amounted to $ 0.023 per share and 0.30%.

(d) Net of fees waived by the Distributor which amounted to $0.024 per share and 0.30%.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

Selected data for a share of each class outstanding throughout each period are as follows:



                                                                             YEARS ENDED JANUARY 31,
                                                      ------------------------------------------------------------------------------
                                                                        1998                                    1997
                                                      ------------------------------------------------------------------------------
                                                       CLASS A        CLASS B         CLASS C (b)        CLASS A        CLASS B
                                                      ------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  7.490       $  7.490         $ 7.710            $ 7.630        $ 7.630
                                                      --------       --------         -------            -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                0.385          0.328            0.173(c)          0.393          0.338
Net realized and unrealized gain (loss)                  0.344          0.344           0.124             (0.141)        (0.141)
                                                      --------       --------         -------            -------        -------
Total from Investment Operations                         0.729          0.672           0.297              0.252          0.197
                                                      --------       --------         -------            -------        -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              (0.386)        (0.330)         (0.177)            (0.392)        (0.337)
                                                      --------       --------         -------            -------        -------
In excess of net investment income                      (0.003)        (0.002)        --                   --             --
                                                      --------       --------         -------            -------        -------
Total Distributions
Declared to Shareholders                                (0.389)        (0.332)         (0.177)            (0.392)        (0.337)
NET ASSET VALUE, END OF PERIOD                        $  7.830       $  7.830         $ 7.830           $  7.490       $  7.490
                                                      ========       ========         =======           ========       ========
Total return (d)(e)                                     10.00%          9.19%           3.90%(f)           3.48%          2.71%
                                                      ========       ========         =======           ========       ========
RATIOS TO AVERAGE NET ASSETS
Expenses                                                 0.62%(g)       1.37%(g)        1.09%(c)(g)(h)     0.59%(g)         1.34%(g)
Net investment income                                    5.04%(g)       4.29%(g)        4.48%(c)(g)(h)     5.28%(g)         4.53%(g)
Fees and expenses waived or borne by the Advisor         0.29%(g)       0.29%(g)        0.28%(g)(h)        0.31%(g)         0.31%(g)
Portfolio turnover                                         12%            12%             12%                21%            21%
Net assets at end of period (000)                     $80,035        $84,370          $  480            $74,059        $81,437

(a)   Net of fees and expenses waived or borne
      by the Advisor which amounted to:               $ 0.022        $ 0.022          $0.021            $ 0.023        $ 0.023

(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(c) Net of fees waived by the Distributor which amounted to $0.012 per share and 0.30% (annualized).

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h)  Annualized.

                                                                                      Year ended January 31,
                                                                                      ----------------------
                                                                                               1996
                                                                                      ----------------------
                                                                                      Class A       Class B
                                                                                      ----------------------
Net Asset Value, Beginning of Period                                                 $   7.080     $   7.080
                                                                                     ---------     ---------
Income From Investment Operations:
Net investment income (a)                                                                0.400         0.345
Net realized and unrealized gain                                                         0.552         0.552
                                                                                     ---------     ---------
Total from Investment Operations                                                         0.952         0.897
                                                                                     =========     =========
Less Distributions Declared to Shareholders:
From net investment income                                                              (0.402)       (0.347)
                                                                                     ---------     ---------
Net Asset Value, End of Period                                                       $   7.630     $   7.630
Total return (b)(c)                                                                      13.77%        12.93%
                                                                                     =========     =========
Ratios to Average Net Assets
Expenses (d)                                                                              0.51%         1.25%
Net investment income (d)                                                                 5.42%         4.68%
Fees and expenses waived or borne  by the Advisor (d)                                     0.42%         0.42%
Portfolio turnover                                                                          13%           13%
Net assets at end of period (000)                                                    $  80,039     $  82,785

(a)  Net of fees and expenses waived or borne by the Advisor which amounted to:      $   0.031     $   0.031

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

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
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
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
TRUSTEES & TRANSFER AGENT




TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)


WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)


JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc., Executive Vice President and Director of Colonial Management Associates, Inc. and Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Funds Group - Boston and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)



IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty Connecticut Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Connecticut Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.


SEMIANNUAL REPORT:
LIBERTY CONNECTICUT TAX-EXEMPT FUND

CHOOSE LIBERTY


BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS(SM).

                                 LIBERTY FUNDS


ALL-STAR       Institutional money management approach for individual investors.


COLONIAL       Fixed income and value style equity investing.


CRABBE
HUSON          A contrarian approach to fixed income and equity investing.



NEWPORT        A leader in international investing(SM).


STEIN ROE
ADVISOR        Innovative solutions for growth and income investing.


[KEYPORT LOGO] A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.


LIBERTY CONNECTICUT TAX-EXEMPT FUND         Semiannual Report


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                                                                   U.S. POSTAGE
[LIBERTY FUNDS GRAPHIC]                                               PAID
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Liberty Funds Distributor, Inc.@2000
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
www.libertyfunds.com




                                                 778-03/385C-0700 (9/00) 00/1535